FEDERATED MANAGED POOL SERIES

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 3, 2015

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED MANAGED POOL SERIES (the “Registrant”)

Federated International Dividend Strategy Portfolio (the “Fund”)

1933 Act File No. 333-128884

1940 Act File No. 811-21822

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated February 2, 2015, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 37 on February 2, 2015

If you have any questions regarding this certification, please contact me at (724) 720-8533.

Very truly yours,

/s/ Kary A. Moore

Kary A. Moore

Assistant Secretary